Related party transactions (Narrative) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 28, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 10, 2019	Apr. 07, 2016
Disclosure of transactions between related parties [line items]
Convertible debentures		$ 0	$ 2,762,927
Interest expense		770,404	589,277
Accrued interest		0	249,310
Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Convertible debentures				$ 9,500,000
Convertible note [Member]
Disclosure of transactions between related parties [line items]
Convertible debentures					$ 2,000,000
Officers [Member]
Disclosure of transactions between related parties [line items]
Office space rental		4,584	75,006
Management fee expense		2,241	1,181
Amounts payable, related party transactions		75	11
Management fee income		7,709	14,197
Amounts receivable, related party transactions		437	1,785
Directors and officers [Member] | Convertible debentures [Member]
Disclosure of transactions between related parties [line items]
Convertible debentures				$ 2,000,000
Interest payment		126,803
Large Scale [Member]
Disclosure of transactions between related parties [line items]
Interest payment	$ 107,173
Large Scale [Member] | Loan [Member]
Disclosure of transactions between related parties [line items]
Interest expense		60,756
Large Scale [Member] | Convertible note [Member]
Disclosure of transactions between related parties [line items]
Interest expense		56,502
Merit Functional Foods Corporation [Member]
Disclosure of transactions between related parties [line items]
Professional fees expense		10,720
Management fee income		334,760	350,014
Merit Functional Foods Corporation [Member] | Loan Agreement [Member]
Disclosure of transactions between related parties [line items]
Loan amount		6,500,000
Interest income		120,205
Interest receivable
2019 Rights Offering [Member] | Dr. Yap [Member]
Disclosure of transactions between related parties [line items]
Warrant valuation adjustment			$ 85,420
Number of warrants exercised			1,182,099
2019 Rights Offering [Member] | Dr. Yap [Member] | Top of range [Member]
Disclosure of transactions between related parties [line items]
Warrant or right exercise price of warrants issued			$ 0.69
2019 Rights Offering [Member] | Dr. Yap [Member] | Bottom of range [Member]
Disclosure of transactions between related parties [line items]
Warrant or right exercise price of warrants issued			$ 0.45